Property, equipment and software, net - Summary of the leased cabinets under capital leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, equipment and software, net
Less: Accumulated impairment	¥ (20,780)
Finance lease right of use asset statement of financial position	Property, equipment and software, net	Property, equipment and software, net
Cabinets
Property, equipment and software, net
Cabinets	¥ 154,822	¥ 173,663
Less: Accumulated depreciation	(111,183)	(70,621)
Less: Accumulated impairment	(3,018)
Assets under capital leases, net	¥ 40,621	¥ 103,042